                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-10359

                       Morgan Stanley Mid-Cap Value Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: August 31, 2008

Date of reporting period: February 29, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Mid-Cap Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended February 29, 2008

TOTAL RETURN FOR THE 6 MONTHS ENDED FEBRUARY 29, 2008


                                                           LIPPER
                                              RUSSELL     MID-CAP
                                            MIDCAP(R)       VALUE
                                                VALUE       FUNDS
CLASS A    CLASS B    CLASS C    CLASS D     INDEX(1)    INDEX(2)
 -8.81%     -9.15%     -9.11%     -8.71%      -11.07%      -8.83%




The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The broad stock market declined during the six months ended February 29, 2008. In this period, investors grappled with whether the U.S. was entering a recession and how deep it was likely to be. The economy continued to slow, according to a number of metrics. Although gross domestic product (GDP) growth for the third quarter was a robust 4.9 percent, the economic growth rate slowed drastically to 0.6 percent for the fourth quarter. The housing market continued to slide, amid rising foreclosures and mounting inventories of unsold homes, reducing homeowners' ability to withdraw equity to finance other purchases. Consumers also felt the pain of soaring energy and food prices--price pressures which, along with the weakening U.S. dollar, contributed to inflation fears. Jobs and manufacturing data were also disappointing during the period. Moreover, the effects of the subprime mortgage market collapse rippled through the economy, as credit markets tightened significantly and large financial institutions suffered multi-billion dollar losses in related investments.

The Federal Open Market Committee (the "Fed") remained responsive, easing monetary conditions through several reductions in the target federal funds rate and taking other actions to encourage liquidity in the capital markets. However, the Fed's official statements continued to signal caution about the future risks to economic growth. The federal government created an economic stimulus plan to bolster consumer spending, but any potential long-term benefit remains to be seen.

Mid-cap value stocks (which comprise the Russell Midcap(R) Value Index and generally represent the Fund's universe of investable stocks) underperformed the broad market during the period. Given the uncertainties about economic growth, investors turned away from value stocks toward growth stocks, which are perceived to have greater potential for above-average growth in less robust economic conditions.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Mid-Cap Value Fund outperformed the Russell Midcap(R) Value Index, and Class A and D shares outperformed while Class B and C shares underperformed the Lipper Mid-Cap Value Funds Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

The Fund's outperformance relative to the Russell Midcap Value Index was driven by stock selection and an underweight position in the financial services sector. Specifically, the Fund held limited exposure to banks in general, which were one of the hardest hit segments within the financial services sector during the period. Yet, one of the Fund's few bank holdings performed very well for a number of company specific reasons. The Fund also added value with an underweight in diversified financial stocks, which performed poorly, and an overweight in insurance stocks, which declined less severely than other areas within the financial sector. Elsewhere, stock selection in the energy sector bolstered relative gains. One of the Fund's energy holdings benefited from its exposure to Brazil, in which a significant offshore oil reserve was recently discovered. The utilities sector was another strong point for the Fund's relative performance. Our stock selection in the sector focused mainly on nuclear and coal power generation companies, which gained pricing power from rising commodity prices.

However, other investments turned out to be disadvantageous for the Fund. In the consumer discretionary sector, stock selection had a negative effect on relative performance, namely due to a holding in an entertainment stock with volatile earnings during the period. The materials sector also hurt relative results. In this sector, a paper company held by the Fund was unable to pass rising production costs through to customers, which crimped profit margins. Finally, the Fund's consumer staples sector lost ground with a holding in a pharmaceutical retailer whose financial health was under question by investors and analysts.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.


TOP 10 HOLDINGS
Hudson City Bancorp, Inc.           3.6%
Hess Corp.                          3.5
Beckman Coulter, Inc.               3.4
Newfield Exploration Co.            3.2
Estee Lauder Companies, Inc. (The)
  (Class A)                         3.1
Marsh & McLennan Companies, Inc.    3.1
ACE Ltd. (Cayman Islands)           2.9
Aspen Insurance Holdings Ltd.
  (Bermuda)                         2.9
Diebold, Inc.                       2.9
ConAgra Foods Inc.                  2.8




TOP FIVE INDUSTRIES
Electric Utilities                  9.2%
Property/Casualty Insurance         7.3
Household/Personal Care             5.1
Savings Banks                       3.6
Integrated Oil                      3.5


Data as of February 29, 2008. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES, INCLUDING DEPOSITARY RECEIPTS AND SECURITIES CONVERTIBLE INTO COMMON STOCK, OF COMPANIES TRADED ON A U.S. SECURITIES EXCHANGE WITH MARKET CAPITALIZATIONS THAT FALL WITHIN THE RANGE OF COMPANIES INCLUDED IN THE RUSSELL MIDCAP(R) VALUE INDEX. AS OF NOVEMBER 30, 2007, THESE MARKET CAPITALIZATIONS RANGED BETWEEN $703 MILLION AND $30.8 BILLION. IN PURSUING ITS INVESTMENT OBJECTIVE, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS ATTRACTIVELY VALUED COMPANIES EXPERIENCING A CHANGE THAT THE INVESTMENT ADVISER BELIEVES COULD HAVE A POSITIVE IMPACT ON A COMPANY'S OUTLOOK, SUCH AS A CHANGE IN MANAGEMENT, INDUSTRY DYNAMICS OR OPERATIONAL EFFICIENCY. IN DETERMINING WHETHER SECURITIES SHOULD BE SOLD, THE INVESTMENT ADVISER CONSIDERS A NUMBER OF FACTORS, INCLUDING APPRECIATION TO FAIR VALUE, FUNDAMENTAL CHANGES IN THE COMPANY OR CHANGES IN ECONOMIC OR MARKET TRENDS. THE INVESTMENT ADVISER MAY PURCHASE STOCKS THAT TYPICALLY DO NOT PAY DIVIDENDS. THE FUND MAY ALSO USE DERIVATIVE INSTRUMENTS AS DISCUSSED IN THE PROSPECTUS. THESE DERIVATIVE INSTRUMENTS WILL BE COUNTED TOWARD THE 80 PERCENT POLICY DISCUSSED ABOVE TO THE EXTENT THEY HAVE ECONOMIC CHARACTERISTICS SIMILAR TO THE SECURITIES INCLUDED WITHIN THAT POLICY.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY



AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED FEBRUARY 29, 2008



                               CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+       CLASS D SHARES++
                              (since 10/29/01)     (since 10/29/01)      (since 10/29/01)      (since 10/29/01)
SYMBOL                                  MDFAX                MDFBX                 MDFCX                 MDFDX
1 YEAR                                  (3.32)%(3)           (4.02)%(3)            (4.00)%(3)            (3.07)%(3)
                                        (8.39) (4)           (7.65) (4)            (4.72) (4)               --

5 YEARS                                 17.57  (3)           16.67  (3)            16.74  (3)            17.85  (3)
                                        16.30  (4)           16.45  (4)            16.74  (4)               --

SINCE INCEPTION                          8.62  (3)            7.80  (3)             7.85  (3)             8.88  (3)
                                         7.70  (4)            7.80  (4)             7.85  (4)               --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Mid-Cap Value Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/07 - 02/29/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING          ENDING        EXPENSES PAID
                                                   ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                   -------------    -------------    --------------
                                                                                       09/01/07 -
                                                      09/01/07         02/29/08         02/29/08
                                                   -------------    -------------    --------------
CLASS A
Actual (-8.81% return).........................      $1,000.00        $  911.90          $ 6.70
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,017.85          $ 7.07
CLASS B
Actual (-9.15% return).........................      $1,000.00        $  908.50          $10.25
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,014.12          $10.82
CLASS C
Actual (-9.11% return).........................      $1,000.00        $  908.90          $10.20
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,014.17          $10.77
CLASS D
Actual (-8.71% return).........................      $1,000.00        $  912.90          $ 5.52
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,019.10          $ 5.82



---------
 * Expenses are equal to the Fund's annualized expense ratios of 1.40%, 2.15%, 2.14% and 1.16% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENT - FEBRUARY 29, 2008 (UNAUDITED)




  NUMBER OF
   SHARES                                                   VALUE
--------------------------------------------------------------------
              Common Stocks (96.1%)

              Aerospace & Defense (2.8%)
    112,976   Goodrich Corp. .........................  $  6,691,568
                                                        ------------

              Biotechnology (2.2%)
    275,120   Affymetrix, Inc.*.......................     5,276,802
                                                        ------------

              Computer Peripherals (2.4%)
    173,400   Zebra Technologies Corp. (Class A)*.....     5,777,688
                                                        ------------

              Department Stores (0.7%)
     65,200   Macy's, Inc. ...........................     1,609,136
                                                        ------------

              Drugstore Chains (2.4%)
  2,185,170   Rite Aid Corp.*.........................     5,834,404
                                                        ------------

              Electric Utilities (9.2%)
    153,690   American Electric Power Co., Inc. ......     6,288,995
    220,680   DPL, Inc. ..............................     5,629,547
     88,404   NRG Energy, Inc.*.......................     3,648,433
    149,050   Wisconsin Energy Corp. .................     6,501,561
                                                        ------------
                                                          22,068,536
                                                        ------------
              Electronic Components (2.4%)
    571,624   Flextronics International Ltd.
               (Singapore)*...........................     5,796,267
                                                        ------------

              Electronic Equipment/Instruments (2.9%)
    284,680   Diebold, Inc. ..........................     6,866,482
                                                        ------------

              Finance/Rental/Leasing (1.6%)
    166,700   CIT Group, Inc. ........................     3,704,075
                                                        ------------

              Food: Major Diversified (2.9%)
    308,520   ConAgra Foods, Inc. ....................     6,818,293
                                                        ------------
              Home Furnishings (2.0%)
    215,310   Newell Rubbermaid, Inc. ................     4,887,537
                                                        ------------

              Household/Personal Care (5.1%)
    173,240   Estee Lauder Companies, Inc. (The)
               (Class A)..............................     7,376,559
    113,280   International Flavors & Fragrances,
               Inc. ..................................     4,885,766
                                                        ------------
                                                          12,262,325
                                                        ------------
              Industrial Specialties (2.5%)
    276,480   Valspar Corp. (The).....................     5,996,851
                                                        ------------

              Information Technology Services (2.5%)
    439,710   Perot Systems Corp. (Class A)*..........     6,063,601
                                                        ------------

              Insurance Brokers/Services (3.1%)
    289,253   Marsh & McLennan Companies, Inc. .......     7,367,274
                                                        ------------

              Integrated Oil (3.5%)
     89,180   Hess Corp. .............................     8,309,792
                                                        ------------

              Investment Banks/Brokers (2.5%)
     75,133   Bear Stearns Companies, Inc. (The)......     6,000,121
                                                        ------------

              Investment Managers (2.4%)
    223,272   Invesco Ltd. ...........................     5,717,996
                                                        ------------

              Medical Distributors (2.4%)
    135,800   Owens & Minor, Inc. ....................     5,835,326
                                                        ------------

              Medical Specialties (3.5%)
    122,410   Beckman Coulter, Inc. ..................     8,262,675
                                                        ------------

              Miscellaneous Manufacturing (2.8%)
    208,490   Pentair, Inc. ..........................     6,800,944
                                                        ------------

                        See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENT - FEBRUARY 29, 2008 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                   VALUE
--------------------------------------------------------------------

              Office Equipment/Supplies (3.3%)
     37,500   Avery Dennison Corp. ...................  $  1,924,500
    168,340   Pitney Bowes, Inc. .....................     6,023,205
                                                        ------------
                                                           7,947,705
                                                        ------------
              Oil & Gas Pipelines (2.6%)
    381,320   El Paso Corp. ..........................     6,215,516
                                                        ------------

              Oil & Gas Production (3.2%)
    140,150   Newfield Exploration Co.*...............     7,761,507
                                                        ------------

              Other Consumer Services (3.1%)
     69,178   Apollo Group, Inc. (Class A)*...........     4,246,146
    503,210   Orbitz Worldwide, Inc.*.................     3,175,255
                                                        ------------
                                                           7,421,401
                                                        ------------
              Property -- Casualty Insurers (7.3%)
    125,480   ACE Ltd. (Cayman Islands)...............     7,056,995
     77,491   Allied World Assurance Holdings Ltd. ...     3,374,733
    243,600   Aspen Insurance Holdings Ltd.
               (Bermuda)..............................     7,049,784
                                                        ------------
                                                          17,481,512
                                                        ------------
              Pulp & Paper (2.4%)
    908,500   Domtar Corp.............................     5,787,145
                                                        ------------

              Regional Banks (2.0%)
     71,027   Northern Trust Corp. ...................     4,803,556
                                                        ------------

              Savings Banks (3.6%)
    551,000   Hudson City Bancorp, Inc. ..............     8,744,370
                                                        ------------

              Services to the Health Industry (3.2%)
    382,266   HEALTHSOUTH Corp.*......................     6,146,837
     73,300   Omnicare, Inc. .........................     1,537,834
                                                        ------------
                                                           7,684,671
                                                        ------------
              Specialty Stores (1.8%)
    377,860   Office Depot, Inc.*.....................     4,296,268
                                                        ------------

              Trucks/Construction/Farm Machinery
              (1.8%)
    245,487   Tata Motors Ltd (ADR) (India)...........     4,300,932
                                                        ------------
              Total Common Stocks
              (Cost $232,134,204).....................   230,392,276
                                                        ------------
              Investment Trusts/Mutual Funds (2.1%)
     93,900   Market Vectors Gold Miners ETF (Cost
               $3,462,957)............................     4,987,968
                                                        ------------

  NUMBER OF
SHARES (000)
------------
              Short-Term Investment (a) (2.6%)
              Investment Company
      6,196   Morgan Stanley Institutional Liquidity
               Money Market Portfolio -- Institutional
               Class (Cost $6,195,892)................     6,195,892
                                                        ------------




Total Investments
(Cost $241,793,053)(b).....................  100.8%   241,576,136
Liabilities in Excess of Other Assets......  (0.8)     (1,849,925)
                                             -----   ------------
Net Assets.................................  100.0%  $239,726,211
                                             =====   ============




------------

ADR  American Depositary Receipt

 *   Non-income producing security.

(a) See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $31,566,926 and the aggregate gross unrealized depreciation is $31,783,843, resulting in net unrealized depreciation of $216,917.






                        See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - FEBRUARY 29, 2008 (UNAUDITED)



                                                                         PERCENT OF
                                                                           TOTAL
INDUSTRY                                                     VALUE      INVESTMENTS
-----------------------------------------------------------------------------------
Electric Utilities.....................................  $ 22,068,536        9.1%
Property -- Casualty Insurers..........................    17,481,512        7.2
Household/Personal Care................................    12,262,325        5.1
Savings Banks..........................................     8,744,370        3.6
Integrated Oil.........................................     8,309,792        3.4
Medical Specialties....................................     8,262,675        3.4
Office Equipment/Supplies..............................     7,947,705        3.3
Oil & Gas Production...................................     7,761,507        3.2
Services To The Health Industry........................     7,684,671        3.2
Other Consumer Services................................     7,421,401        3.1
Insurance Brokers/Services.............................     7,367,274        3.0
Electronic Equipment/Instruments.......................     6,866,482        2.8
Food: Major Diversified................................     6,818,293        2.8
Miscellaneous Manufacturing............................     6,800,944        2.8
Aerospace & Defense....................................     6,691,568        2.8
Oil & Gas Pipelines....................................     6,215,516        2.6
Investment Company.....................................     6,195,892        2.6
Information Technology Services........................     6,063,601        2.5
Investment Banks/Brokers...............................     6,000,121        2.5
Industrial Specialties.................................     5,996,851        2.5
Medical Distributors...................................     5,835,326        2.4
Drugstore Chains.......................................     5,834,404        2.4
Electronic Components..................................     5,796,267        2.4
Pulp & Paper...........................................     5,787,145        2.4
Computer Peripherals...................................     5,777,688        2.4
Investment Managers....................................     5,717,996        2.4
Biotechnology..........................................     5,276,802        2.2
Investment Trusts/Mutual Funds.........................     4,987,968        2.1
Home Furnishings.......................................     4,887,537        2.0
Regional Banks.........................................     4,803,556        2.0
Trucks/Construction/Farm Machinery.....................     4,300,932        1.8
Specialty Stores.......................................     4,296,268        1.8
Finance/Rental/Leasing.................................     3,704,075        1.5
Department Stores......................................     1,609,136        0.7
                                                         ------------      -----
                                                         $241,576,136      100.0%
                                                         ============      =====





                        See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2008 (unaudited)


Assets:
Investments in securities, at value (cost $235,597,161).........  $235,380,244
Investment in affiliate, at value (cost $6,195,892).............     6,195,892
Cash............................................................        24,572
Receivable for:
  Dividends....................................................        439,982
  Investments sold.............................................        271,976
  Shares of beneficial interest sold...........................        265,545
  Dividends from affiliate.....................................         24,489
  Interest.....................................................          1,950
Prepaid expenses and other assets...............................        20,564
Receivable from Distributor.....................................           893
                                                                  ------------
  Total Assets.................................................    242,626,107
                                                                  ------------
Liabilities:
Payable for:
  Investments purchased........................................      2,197,781
  Shares of beneficial interest redeemed.......................        373,763
  Investment advisory fee......................................        140,825
  Distribution fee.............................................         36,121
  Administration fee...........................................         15,744
  Transfer agent fee...........................................          5,246
Accrued expenses and other payables.............................       130,416
                                                                  ------------
  Total Liabilities............................................      2,899,896
                                                                  ------------
  Net Assets...................................................   $239,726,211
                                                                  ============
Composition of Net Assets:
Paid-in-capital.................................................  $238,566,748
Net unrealized depreciation.....................................      (216,917)
Accumulated undistributed net investment income.................       387,218
Accumulated undistributed net realized gain.....................       989,162
                                                                  ------------
  Net Assets...................................................   $239,726,211
                                                                  ============
Class A Shares:
Net Assets......................................................   $17,074,381
Shares Outstanding (unlimited authorized, $.01 par value).......     1,923,085
  Net Asset Value Per Share....................................          $8.88
                                                                         =====
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value)..............          $9.37
                                                                         =====
Class B Shares:
Net Assets......................................................   $32,092,400
Shares Outstanding (unlimited authorized, $.01 par value).......     3,893,715
  Net Asset Value Per Share....................................          $8.24
                                                                         =====
Class C Shares:
Net Assets......................................................    $7,210,126
Shares Outstanding (unlimited authorized, $.01 par value).......       871,303
  Net Asset Value Per Share....................................          $8.28
                                                                         =====
Class D Shares:
Net Assets......................................................  $183,349,304
Shares Outstanding (unlimited authorized, $.01 par value).......    20,263,930
  Net Asset Value Per Share....................................          $9.05
                                                                         =====





                        See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 29, 2008 (unaudited)


Net Investment Income:
Income
Dividends.......................................................  $  1,876,800
Dividends from affiliate........................................       176,177
Interest........................................................       175,135
                                                                  ------------
  Total Income.................................................      2,228,112
                                                                  ------------
Expenses
Investment advisory fee.........................................       995,598
Transfer agent fees and expenses................................       322,453
Distribution fee (Class A shares)...............................        22,897
Distribution fee (Class B shares)...............................       192,133
Distribution fee (Class C shares)...............................        40,694
Administration fee..............................................       110,622
Shareholder reports and notices.................................        93,860
Registration fees...............................................        26,827
Professional fees...............................................        23,900
Custodian fees..................................................        14,569
Trustees' fees and expenses.....................................         1,663
Other...........................................................        16,807
                                                                  ------------
  Total Expenses...............................................      1,862,023
Less: amounts waived/reimbursed.................................        (5,625)
Less: expense offset............................................        (1,956)
                                                                  ------------
  Net Expenses.................................................      1,854,442
                                                                  ------------
  Net Investment Income........................................        373,670
                                                                  ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain...............................................    13,253,628
Net change in unrealized appreciation/depreciation..............   (37,052,364)
                                                                  ------------
  Net Loss.....................................................    (23,798,736)
                                                                  ------------
Net Decrease....................................................  $(23,425,066)
                                                                  ============





                        See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                       FOR THE SIX        FOR THE YEAR
                                                       MONTHS ENDED          ENDED
                                                    FEBRUARY 29, 2008   AUGUST 31, 2007
                                                    -----------------   ---------------
                                                       (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.............................     $    373,670       $    977,609
Net realized gain.................................       13,253,628         59,974,331
Net change in unrealized
  appreciation/depreciation.......................      (37,052,364)        (2,599,661)
                                                       ------------       ------------
  Net (Decrease) Increase........................       (23,425,066)        58,352,279
                                                       ------------       ------------
Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares.................................           (40,823)           (27,967)
  Class D shares.................................          (925,131)          (834,891)
Net realized gain
  Class A shares.................................        (4,428,696)        (1,747,287)
  Class B shares.................................        (9,591,552)        (5,332,448)
  Class C shares.................................        (2,024,591)          (976,501)
  Class D shares.................................       (49,299,460)       (24,088,069)
                                                       ------------       ------------
  Total Dividends and Distributions..............       (66,310,253)       (33,007,163)
                                                       ------------       ------------
Net increase (decrease) from transactions in
  shares of beneficial interest...................       34,860,438        (14,932,054)
                                                       ------------       ------------
  Net (Decrease) Increase........................       (54,874,881)        10,413,062
Net Assets:
Beginning of period...............................      294,601,092        284,188,030
                                                       ------------       ------------
End of Period
(Including accumulated undistributed net
investment income of $387,218 and $979,502,
respectively).....................................     $239,726,211       $294,601,092
                                                       ============       ============





                        See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is above-average total return. Fund was organized as a Massachusetts business trust on April 12, 2001 and commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares will be renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 (UNAUDITED) continued


assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 (UNAUDITED) continued


required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on February 28, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended February 29, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.72% to the portion of the daily net assets not exceeding $1 billion; and 0.65% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 (UNAUDITED) continued

the average daily net assets of Class A shares; (ii) Class B -- up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $277,164 at February 29, 2008.

At February 29, 2008, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor, an affiliate, which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 29, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.99%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $91, $21,268 and $1,156, respectively and received $9,210 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 (UNAUDITED) continued

service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. For the six months ended February 29, 2008, advisory fees paid were reduced by $5,625 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $176,177 for the six months ended February 29, 2008. During the six months ended February 29, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class aggregated $41,332,274 and $54,768,462, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 29, 2008 aggregated $55,512,258 and $79,546,707, respectively. Included in the aforementioned transactions are purchases and sales of $412,819 and $1,617,759, respectively, with other Morgan Stanley funds, including realized losses of $359,327

For the six months ended February 29, 2008, the Fund incurred brokerage commissions of $2,220 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 (UNAUDITED) continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss defferals on wash sales.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                               FOR THE SIX
                                               MONTHS ENDED                 FOR THE YEAR
                                            FEBRUARY 29, 2008                  ENDED
                                        -------------------------         AUGUST 31, 2007
                                               (unaudited)           -------------------------
                                          SHARES        AMOUNT         SHARES        AMOUNT
                                        ----------   ------------    ----------   ------------
CLASS A SHARES
Sold..................................     171,043   $  2,142,517       256,736   $  3,175,422
Conversion from Class B...............     130,929      1,337,493       209,533      2,598,416
Reinvestment of distributions.........     418,995      4,118,719       138,984      1,627,510
Redeemed..............................    (282,358)    (3,139,098)     (373,287)    (4,664,653)
                                        ----------   ------------    ----------   ------------
Net increase - Class A................     438,609      4,459,631       231,966      2,736,695
                                        ----------   ------------    ----------   ------------
CLASS B SHARES
Sold..................................     108,334      1,223,861       249,242      2,937,732
Conversion to Class A.................    (122,540)    (1,337,493)     (220,634)    (2,598,416)
Reinvestment of distributions.........     954,012      8,719,674       422,544      4,707,142
Redeemed..............................    (560,653)    (5,698,115)   (1,128,673)   (13,351,355)
                                        ----------   ------------    ----------   ------------
Net increase (decrease) - Class B.....     379,153      2,907,927      (677,521)    (8,304,897)
                                        ----------   ------------    ----------   ------------
CLASS C SHARES
Sold..................................      73,379        787,612        78,580        937,327
Reinvestment of distributions.........     204,707      1,879,207        83,083        928,034
Redeemed..............................    (119,284)    (1,246,452)     (168,502)    (2,000,435)
                                        ----------   ------------    ----------   ------------
Net increase (decrease) - Class C.....     158,802      1,420,367        (6,839)      (135,074)
                                        ----------   ------------    ----------   ------------
CLASS D SHARES
Sold..................................     926,970      9,973,916     1,975,192     24,806,412
Reinvestment of distributions.........   4,229,634     42,380,933     1,757,267     20,876,328
Redeemed..............................  (2,388,080)   (26,282,336)   (4,360,733)   (54,911,518)
                                        ----------   ------------    ----------   ------------
Net increase (decrease) - Class D.....   2,768,524     26,072,513      (628,274)    (9,228,778)
                                        ----------   ------------    ----------   ------------
Net increase (decrease) in Fund.......   3,745,088   $ 34,860,438    (1,080,668)  $(14,932,054)
                                        ==========   ============    ==========   ============


Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2008 (UNAUDITED) continued

7. Purposes of and Risks Relating to Certain Financial Instruments
To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX              FOR THE YEAR ENDED AUGUST 31,
                                                  MONTHS ENDED     ---------------------------------------------
                                               FEBRUARY 29, 2008     2007      2006      2005     2004     2003
                                               -----------------   -------   -------   -------   ------   ------
                                                  (unaudited)

Class A Shares
Selected Per Share Data:
Net asset value, beginning of period.........        $12.67         $11.68    $12.46    $11.08   $10.11   $ 8.19
                                                     ------         ------    ------    ------   ------   ------

Income (loss) from investment operations:
  Net investment income (loss)++............           0.01           0.04      0.03     (0.02)   (0.02)   (0.03)
  Net realized and unrealized gain (loss)...          (0.84)          2.36      1.25      2.52     0.99     1.95
                                                     ------          -----     -----     -----    -----    -----

Total income (loss) from investment
operations..................................          (0.83)          2.40      1.28      2.50     0.97     1.92
                                                     ------          -----     -----     -----    -----    -----

Less dividends and distributions from:
  Net investment income.....................          (0.03)         (0.02)     --        --       --       --
  Net realized gain.........................          (2.93)         (1.39)    (2.06)    (1.12)    --       --
                                                     ------         ------    ------    ------    -----    -----

Total dividends and distributions............         (2.96)         (1.41)    (2.06)    (1.12)    --       --
                                                     ------         ------    ------    ------    -----    -----
Net asset value, end of period...............        $ 8.88         $12.67    $11.68    $12.46   $11.08   $10.11
                                                     ======         ======    ======    ======   ======   ======

Total Return+................................         (8.81)%(1)     21.51 %   11.30%    23.55 %   9.50 %  23.63 %

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......          1.40 %(2)(4)   1.40 % (4)1.39%     1.40 %   1.40 %   1.47 %

Net investment income (loss).................          0.21 %(2)(4)   0.28 %(4) 0.23%    (0.08)%  (0.14)%  (0.39)%

Supplemental Data:
Net assets, end of period, in thousands......       $17,074        $18,806   $14,634   $11,757   $3,878   $3,173

Portfolio turnover rate......................            21 %(1)        80 %      52%       72 %    151 %    165 %



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized
(2)  Annualized
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX               FOR THE YEAR ENDED AUGUST 31,
                                                  MONTHS ENDED     -----------------------------------------------
                                               FEBRUARY 29, 2008     2007      2006      2005      2004      2003
                                               -----------------   -------   -------   -------   -------   -------
                                                  (unaudited)

Class B Shares
Selected Per Share Data:
Net asset value, beginning of period.........        $11.99         $11.18    $12.09    $10.85     $9.98    $ 8.15
                                                     ------         ------    ------    ------     -----    ------

Income (loss) from investment operations:
  Net investment loss++.....................          (0.03)         (0.06)    (0.06)    (0.09)    (0.10)    (0.09)
  Net realized and unrealized gain (loss)...          (0.79)          2.26      1.21      2.45      0.97      1.92
                                                     -------         -----     -----     -----     -----     -----

Total income (loss) from investment
operations..................................          (0.82)          2.20      1.15      2.36      0.87      1.83
                                                     ------          -----     -----     -----     -----     -----

Less distributions from net realized gain....         (2.93)         (1.39)    (2.06)    (1.12)     --        --
                                                     ------         ------    ------    ------     -----     -----

Net asset value, end of period...............        $ 8.24         $11.99    $11.18    $12.09    $10.85    $ 9.98
                                                     ======         ======    ======    ======    ======    ======

Total Return+................................         (9.15)%(1)     20.48 %   10.48 %   22.58 %    8.72 %   22.45 %

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......          2.15 %(2)(4)   2.16 %(4) 2.15 %    2.16 %    2.16 %    2.24 %

Net investment loss..........................         (0.54)%(2)(4)  (0.48)%(4)(0.53)%   (0.84)%   (0.90)%   (1.16)%

Supplemental Data:
Net assets, end of period, in thousands......       $32,092        $42,122   $46,862   $56,389   $60,987   $56,823

Portfolio turnover rate......................            21 %(1)        80 %      52 %      72 %     151 %     165 %



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized
(2)  Annualized
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX              FOR THE YEAR ENDED AUGUST 31,
                                                  MONTHS ENDED     ---------------------------------------------
                                               FEBRUARY 29, 2008     2007       2006     2005     2004     2003
                                               -----------------   -------     ------   ------   ------   ------
                                                  (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period.........        $12.02         $11.21     $12.11   $10.86   $ 9.98   $ 8.15
                                                     ------         ------     ------   ------   ------   ------

Income (loss) from investment operations:
  Net investment loss++.....................          (0.03)         (0.06)     (0.06)   (0.08)   (0.09)   (0.09)
  Net realized and unrealized gain (loss)...          (0.78)          2.26       1.22     2.45     0.97     1.92
                                                     ------          -----      -----    -----    -----    -----

Total income (loss) from investment
operations..................................          (0.81)          2.20       1.16     2.37     0.88     1.83
                                                     ------          -----      -----    -----    -----    -----

Less distributions from net realized gain....         (2.93)       $ (1.39)     (2.06)   (1.12)    --       --
                                                     ------        -------     ------   ------    -----    -----

Net asset value, end of period...............        $ 8.28         $12.02     $11.21   $12.11   $10.86   $ 9.98
                                                     ======         ======     ======   ======   ======   ======

Total Return+................................         (9.11)%(1)     20.52 %    10.56 %  22.66 %   8.82 %  22.45 %

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......          2.14 %(2)(4)   2.15 %(4)  2.13 %   2.04 %   2.08 %   2.24 %

Net investment loss..........................         (0.53)%(2)(4)  (0.47)%(4) (0.51)%  (0.72)%  (0.82)%  (1.16)%

Supplemental Data:
Net assets, end of period, in thousands......        $7,210         $8,563     $8,061   $8,268   $8,119   $7,238

Portfolio turnover rate......................            21 %(1)        80 %       52 %     72 %    151 %    165 %



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized
(2)  Annualized
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX                     FOR THE YEAR ENDED AUGUST 31,
                                                  MONTHS ENDED     ----------------------------------------------------------
                                               FEBRUARY 29, 2008     2007       2006       2005         2004          2003
                                               -----------------   --------   --------   --------   -----------   -----------
                                                  (unaudited)

Class D Shares
Selected Per Share Data:
Net asset value, beginning of period.........         $12.87         $11.84     $ 4.37     $ 2.94        $ 1.94        $ 0.00
                                                      ------         ------     ------     ------        ------        ------

Income (loss) from investment operations:
  Net investment income (loss)++............            0.03           0.07       0.06       0.02          0.01         (0.01)
  Net realized and unrealized gain (loss)...           (0.86)          2.40       1.26       2.53          0.99          1.95
                                                      ------          -----      -----      -----         -----         -----

Total income (loss) from investment
operations..................................           (0.83)          2.47       1.32       2.55          1.00          1.94
                                                      ------          -----      -----      -----         -----         -----

Less dividends and distributions from:
  Net investment income.....................           (0.06)         (0.05)      --         --            --            --
  Net realized gain.........................           (2.93)         (1.39)     (2.06)     (1.12)         --            --
                                                      ------         ------     ------     ------   -----------   -----------

Total dividends and distributions............          (2.99)         (1.44)     (2.06)     (1.12)         --            --
                                                      ------         ------     ------     ------   -----------   -----------

Net asset value, end of period...............         $ 9.05         $12.87     $ 3.63     $ 4.37        $ 2.94        $ 1.94
                                                      ======         ======     ======     ======        ======        ======

Total Return+................................          (8.71)%(1)     21.81%     11.54%     23.87%         9.75%        23.63 %

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......           1.16 %(2)(4)   1.16%(4)   1.15%      1.16%         1.16%         1.24 %

Net investment income (loss).................           0.45 %(2)(4)   0.52%(4)   0.47%      0.16%         0.10%        (0.16)%

Supplemental Data:
Net assets, end of period, in thousands......       $183,349       $225,109   $214,631   $259,160      $236,039      $209,035

Portfolio turnover rate......................             21 %(1)        80%        52%        72%          151%          165 %



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized
(2)  Annualized
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Mid-Cap Value Fund



Semiannual Report
February 29, 2008



MDPSAN
IU08-02124-P-Y02/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008


                                       3